UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark A. Sherman
Title:   Chief Compliance Officer
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Mark A. Sherman  San Francisco, CA 01/29/2013


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      54
Form 13F Information Table Value Total:       $111,783


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T Inc                       COM              00206R102      311     9227 SH       SOLE                     9227        0        0
American Express Co            COM              025816109     1962    34128 SH       DEFINED                 33478        0      650
Amgen Inc                      COM              031162100     3607    41843 SH       DEFINED                 41143        0      700
ArcelorMittal                  COM              03938L104     1102    63085 SH       DEFINED                 62035        0     1050
Automatic Data Processing Inc  COM              053015103     5087    89362 SH       DEFINED                 87562        0     1800
BP P.L.C. Spons ADR            COM              055622104      389     9341 SH       SOLE                     9341        0        0
1/100 Berkshire Hathaway Cl A  COM              084990175      268      200 SH       SOLE                      200        0        0
Bristol-Myers Squibb Co        COM              110122108      529    16224 SH       SOLE                    16224        0        0
Capital One Finl Corp          COM              14040H105     2019    34849 SH       DEFINED                 34474        0      375
Carnival Corp                  COM              143658300     2266    61621 SH       DEFINED                 60696        0      925
Caterpillar Inc                COM              149123101      235     2624 SH       SOLE                     2624        0        0
Chevron Corp New               COM              166764100     1380    12759 SH       DEFINED                 11613        0     1146
Devon Energy Corp              COM              25179M103     2466    47378 SH       DEFINED                 46222        0     1156
Disney Walt Co.                COM              254687106     3221    64695 SH       DEFINED                 63520        0     1175
EMC Corporation                COM              268648102     2912   115083 SH       DEFINED                113683        0     1400
Ecolab Inc                     COM              278865100     3875    53896 SH       DEFINED                 52971        0      925
Edison International           COM              281020107      244     5397 SH       SOLE                     5397        0        0
Exxon Mobil Corp               COM              30231G102     4121    47618 SH       SOLE                    47618        0        0
General Electric Co            COM              369604103     2983   142117 SH       SOLE                   142117        0        0
Hewlett-Packard Co             COM              428236103     2261   158632 SH       DEFINED                155707        0     2925
Intel Corp                     COM              458140100      219    10638 SH       SOLE                    10638        0        0
Intl Business Machines         COM              459200101     6213    32435 SH       DEFINED                 31910        0      525
JP Morgan Chase & Co           COM              46625H100     3243    73761 SH       DEFINED                 72736        0     1025
Jacobs Engineering             COM              469814107     2225    52265 SH       DEFINED                 51415        0      850
Johnson & Johnson              COM              478160104     3794    54124 SH       DEFINED                 53499        0      625
Marriott Intl. Inc. CL A       COM              571903202      203     5445 SH       SOLE                     5445        0        0
McDonalds Corp                 COM              580135101      551     6250 SH       SOLE                     6250        0        0
Merck & Co. Inc.               COM              58933Y105      333     8134 SH       SOLE                     8134        0        0
Microsoft Corp                 COM              594918104     4297   160878 SH       DEFINED                158328        0     2550
Nordstrom Inc                  COM              655664100     2044    38208 SH       DEFINED                 36983        0     1225
Omnicom Group                  COM              681919106     3934    78740 SH       DEFINED                 77240        0     1500
PPG Industries                 COM              693506107      224     1656 SH       SOLE                     1656        0        0
PepsiCo Inc                    COM              713448108     3944    57631 SH       DEFINED                 56681        0      950
Pfizer Inc                     COM              717081103     2071    82569 SH       SOLE                    82569        0        0
Precision Castparts Corp       COM              740189105     2979    15725 SH       DEFINED                 15425        0      300
T Rowe Price Group Inc         COM              74144T108     2342    35965 SH       DEFINED                 35315        0      650
Procter & Gamble Company       COM              742718109     4848    71415 SH       DEFINED                 70415        0     1000
Qualcomm Inc.                  COM              747525103      731    11810 SH       SOLE                    11810        0        0
Raytheon Co                    COM              755111507      482     8374 SH       SOLE                     8374        0        0
SVB Financial Group            COM              78486Q101     1304    23305 SH       DEFINED                 22955        0      350
Schlumberger Limited           COM              806857108     4513    65120 SH       DEFINED                 63920        0     1200
Stericycle Inc.                COM              858912108     2757    29560 SH       DEFINED                 29060        0      500
Swift Energy Co                COM              870738101     1157    75148 SH       DEFINED                 73748        0     1400
Teva Pharmaceutical Inds ADR   COM              881624209     2968    79476 SH       DEFINED                 78201        0     1275
Texas Instruments Incorporated COM              882508104      494    16000 SH       SOLE                    16000        0        0
Vanguard Emerging Market ETF   FUND             922042858     2142    48103 SH       DEFINED                 47228        0      875
Vanguard S&P 500 ETF           FUND             922908413      295     4520 SH       SOLE                     4520        0        0
Vanguard Total Stock Mkt Idex  FUND             922908488      201     5840 SH       SOLE                     5840        0        0
Vanguard Total Stock Market    FUND             922908769      329     4490 SH       SOLE                     4490        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2266    89953 SH       DEFINED                 89035        0      918
Wal-Mart Stores Inc            COM              931142103     2920    42803 SH       DEFINED                 42053        0      750
Walgreen Co.                   COM              931422109     3094    83596 SH       DEFINED                 82021        0     1575
Western Union Corp             COM              959802109     1289    94731 SH       DEFINED                 92881        0     1850
D.E. Master Blenders 1753 N.V. COM              N2563N109      139    12225 SH       SOLE                    12225        0        0